Equity-accounted investees (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity-accounted Investees
Beginning balance
Investment during the year	245	628
Loss for the year attributable to the Group	(245)	(628)
Ending balance